Related Party Transactions - Summary of Leases (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 7,331	$ 7,609
Lease Two [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	4,500
Lease Three [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 2,800